Junior Subordinated Debentures	12 Months Ended
Dec. 31, 2011
Junior Subordinated Debentures
7.	Junior Subordinated Debentures

Through a series of trusts, that are wholly-owned subsidiaries (non-consolidated), we issued debt. The debentures are variable and fixed rate, with the variable rate being reset quarterly and subject to certain interest rate ceilings. Interest payments are payable quarterly or semiannually. The debentures are all unsecured and are subordinated to other indebtedness. All are redeemable subject to certain terms and conditions at a price equal to 100% of the principal plus accrued and unpaid interest, except as noted in the footnotes to the following table. These obligations at December 31, 2011 are summarized in the following table:

(in millions)
Issue Date	Trust Preferred Pools	Maturity	Redeemable		Rate Structure	Interest Rate at December 31, 2011	Amount
Argo Group

05/15/2003	PXRE Capital Statutory Trust II	05/15/2033	05/15/2008		3M LIBOR + 4.10%	4.56%	$18.0
05/23/2003	PXRE Capital Trust III	05/23/2033	05/23/2008	(1)	9.75%	9.75%	15.5
10/29/2003	PXRE Capital Trust V	10/29/2033	10/29/2008		3M LIBOR + 3.85%	4.28%	20.6
11/06/2003	PXRE Capital Trust VI	09/30/2033	09/30/2008		3M LIBOR + 3.90%	4.47%	10.3

Argo Group US

01/29/1997	PXRE Capital Trust I	02/01/2027	02/01/2007	(2)	8.85%	8.85%	103.1
05/15/2003	Argonaut Group Statutory Trust I	05/15/2033	05/15/2008		3M LIBOR + 4.10%	4.56%	15.5
12/16/2003	Argonaut Group Statutory Trust III	01/08/2034	01/08/2009		3M LIBOR + 4.10%	4.50%	12.4
04/29/2004	Argonaut Group Statutory Trust IV	04/29/2034	04/29/2009		3M LIBOR + 3.85%	4.31%	13.4
05/26/2004	Argonaut Group Statutory Trust V	05/24/2034	05/24/2009		3M LIBOR + 3.85%	4.35%	12.3
05/12/2004	Argonaut Group Statutory Trust VI	05/12/2034	06/01/2009		3M LIBOR + 3.80%	4.36%	13.4
09/17/2004	Argonaut Group Statutory Trust VII	12/15/2034	09/17/2009		3M LIBOR + 3.60%	4.15%	15.5
09/22/2004	Argonaut Group Statutory Trust VIII	09/22/2034	09/22/2009		3M LIBOR + 3.55%	4.12%	15.5
10/22/2004	Argonaut Group Statutory Trust IX	12/15/2034	12/15/2009		3M LIBOR + 3.60%	4.15%	15.5
09/15/2005	Argonaut Group Statutory Trust X	09/15/2035	09/15/2010		3M LIBOR + 3.40%	3.95%	30.9
	PXRE Capital Trust I Unamortized discount						(0.4)

	Total Outstanding						$311.5

(1)

Redeemable at a call price (expressed as a percentage of principal) of 104.875% at May 2008 declining annually to 100.975% at May 2012, and 100% thereafter, plus accrued and unpaid interest in all cases.

(2)

Redeemable at a call price (expressed as a percentage of principal) of 104.180% at February 2007 declining annually to 100.418% at February 2016, and 100% thereafter, plus accrued and unpaid interest in all cases.